CONCENTRATIONS (Details Textual)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%	24.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%	11.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.00%	55.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			88.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.00%	26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.00%	17.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	54.00%	46.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			83.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	44.00%	38.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	11.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Supplier Three [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Supplier Four [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Seven Suppliers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	80.00%	80.00%	80.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Two Out of Seven Suppliers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			52.00%